Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of right-of-use assets

	Equipment	Properties	Vehicles	Land	Total
	€’000	€’000	€’000	€’000	€’000

January 1, 2022	-	357	249	186	792
Additions right-of-use assets	48	6,673	274	-	6,995
Revaluation of right-of-use assets	-	708	-	-	708
Derecognition of right-of-use assets	-	-	(44)	-	(44)
Depreciation charge for the period	(3)	(360)	(84)	(7)	(454)
January 1, 2023	45	7,378	395	179	7,997
Additions right-of-use assets	36	-	230	2,806	3,072
Revaluation of right-of-use assets	-	150	-	-	150
Derecognition of right-of-use assets					-
Depreciation charge for the period	(24)	(702)	(126)	(98)	(950)
December 31, 2023	57	6,826	499	2,887	10,269

Schedule of statement of profit or loss

	2023	2022	2021
	€’000	€’000	€’000
Interest on lease liabilities	530	32	22
Expenses relating to short-term leases	161	428	127
Depreciation of right-of-use assets	950	454	319

Schedule of statement of cash flows

	2023	2022	2021
	€’000	€’000	€’000
Total cash outflow for leases	1,291	1,314	470

Schedule of future minimum lease liabilities

	Future minimum lease payments 2023	Interest 2023	Present value of minimum lease payments 2023
	€’000	€’000	€’000
Less than one year (note 19)	1,343	517	826
Between two and five years	4,216	2,262	1,954
More than five years	11,364	3,360	8,004
	16,923	6,139	10,784

Schedule of reconciliation of lease liabilities

Reconciliation of lease liabilities is as follows:
€’000
Balance at January 1, 2022	800
Payment of lease liabilities	(445)
New leases	7,303
Revaluations	708
Derecognition	(44)
Interest expense	32
Interest paid	(32)
Balance at January 1, 2023	8,322
Payment of lease liabilities	(760)
New leases	3,072
Revaluations	151
Derecognition	-
Interest expense	530
Interest paid	(530)
Balance at December 31, 2023	10,785

Schedule of Lease liabilities

	2023	2022
	€’000	€’000
Non-current
Lease liability	9,958	7,651

Current
Trade and other payables (note 19)	826	671
Balance at December 31	10,784	8,322